Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies
Impairment loss	$ 7,264,781	$ 38,265,294
Methods of amortization of acquired intangible assets	Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.
Sales tax	47,540,877	67,923,544	49,881,754
Advertising expenses	716,558	753,650	718,877
When such positions are more likely than not of being sustained upon examination	50.00%
Share-based compensation	63,637,373	61,801,912	45,591,618
Unrestricted government subsidies	34,340,993	19,937,901	15,797,209
Minimum
Significant Accounting Policies
Expected useful lives of intangible assets	1 year
Maximum
Significant Accounting Policies
Cash equivalents original maturity period	3 months
Ownership interest accounted for by cost method of accounting and recorded at fair value	20.00%
Expected useful lives of intangible assets	10 years
Continuing Operations | Other Income
Significant Accounting Policies
Unrestricted government subsidies	34,340,993	19,937,901	14,706,120
Discontinued Operations
Significant Accounting Policies
Unrestricted government subsidies			$ 1,091,089